UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05104

Capital World Bond Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2009

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

Capital World Bond Fund®
Investment portfolio

June 30, 2009
unaudited

Bonds & notes — 94.30%	Principal amount (000)	Value (000)

EUROS — 30.00%
German Government 5.25% 2011	€27,709	US$ 41,261
German Government 5.00% 2012	31,010	47,315
German Government 3.75% 2013	23,470	34,696
German Government 4.50% 2013	45,131	68,271
German Government 4.25% 2014	72,465	109,619
German Government 1.50% 2016[1,2]	8,357	11,892
German Government 3.50% 2016	31,505	45,654
German Government, Series 6, 4.00% 2016	46,895	69,687
German Government 3.75% 2017	52,200	76,148
German Government 4.25% 2017	37,300	56,134
German Government, Series 7, 4.00% 2018	60,625	89,745
German Government, Series 8, 4.25% 2018	24,425	36,857
German Government 6.25% 2024	31,306	54,745
German Government 6.25% 2030	8,090	14,211
German Government 5.50% 2031	18,275	29,736
French Government O.A.T. Eurobond 3.00% 2012[1,2]	7,997	12,106
French Government B.T.A.N. Eurobond 4.50% 2013	50,000	75,509
French Government O.A.T. Eurobond 4.00% 2018	46,685	67,445
French Government O.A.T. Eurobond Strip Principal 0% 2019	7,500	6,930
French Government O.A.T. Eurobond 2.25% 2020[1,2]	8,288	12,079
French Government O.A.T. Eurobond 6.00% 2025	25,965	44,084
French Government O.A.T. Eurobond 4.75% 2035	10,950	16,225
Netherlands Government Eurobond 4.00% 2011	15,000	21,923
Netherlands Government Eurobond 4.25% 2013	36,690	54,909
Netherlands Government Eurobond 4.50% 2017	37,665	56,257
Netherlands Government Eurobond 4.00% 2018	16,685	23,939
Netherlands Government Eurobond 4.00% 2019	19,410	27,770
Deutsche Genossenschaftsbank-Hypothekenbank AG 4.50% 2013[3]	25,500	37,764
Deutsche Genossenschaftsbank-Hypothekenbank AG 4.00% 2016[3]	60,700	86,561
Italian Government 3.75% 2011	6,695	9,709
Italian Government 4.50% 2019	60,325	86,268
Dexia Municipal Agency 3.50% 2009[3]	1,428	2,011
Dexia Municipal Agency 4.50% 2017[3]	60,925	85,562
Greek Government 5.50% 2014	26,575	40,256
Greek Government 6.00% 2019	26,825	40,335
Irish Government 5.00% 2013	20,000	29,383
Irish Government 4.00% 2014	20,750	29,060
Irish Government 4.40% 2019	3,715	4,736
Irish Government 5.90% 2019	9,975	14,189
Belgium (Kingdom of), Series 54, 4.00% 2014	2,110	3,102
Belgium (Kingdom of), Series 43, 4.25% 2014	11,260	16,722
Belgium (Kingdom of), Series 23, 8.00% 2015	11,075	19,344
Belgium (Kingdom of), Series 49, 4.00% 2017	24,210	34,699
Austrian Government, Series 2, 4.65% 2018	45,550	66,993
KfW 4.375% 2013	42,625	63,468
European Investment Bank 4.375% 2013	12,100	18,093
European Investment Bank 4.75% 2017	16,025	23,976
Royal Bank of Scotland Group PLC 5.25% 2013	5,500	7,752
Royal Bank of Scotland PLC 6.00% 2013	2,960	3,829
Royal Bank of Scotland PLC 6.934% 2018	18,065	21,333
Royal Bank of Scotland PLC 4.625% 2021[4]	3,000	3,110
Bayerische Hypo- und Vereinsbank AG 6.625% 2010	8,000	11,491
Bayerische Hypo- und Vereinsbank AG 6.00% 2014	750	1,051
UniCredito Italiano SpA 3.95% 2016	2,000	2,320
UniCredito Italiano SpA, Series 172, 4.125% 2016[4]	460	604
UniCredito Italiano SpA 5.75% 2017	8,500	11,927
UniCredit SpA 6.70% 2018	4,100	5,032
Olivetti Finance NV 7.25% 2012	9,830	14,822
Telecom Italia SpA 7.75% 2033	11,790	17,081
Schering-Plough Corp. 5.375% 2014	21,525	31,700
Koninklijke KPN NV 6.50% 2016	3,850	5,888
Koninklijke KPN NV 4.75% 2017	14,750	20,610
Standard Chartered Bank 5.875% 2017	20,000	25,738
France Télécom 7.25% 2013	4,000	6,352
France Télécom 5.625% 2018	12,775	19,018
Société Générale 4.20% 2012	2,000	2,870
Société Générale 5.625% 2012	2,000	2,929
Société Générale 5.25% 2013	8,750	13,109
Société Générale 4.875% 2014[4]	2,250	3,068
Société Générale 4.50% 2019[4]	1,640	2,087
Rheinische Hypothekenbank Eurobond 4.50% 2013[3]	15,900	23,425
Gaz Capital SA 5.875% 2015	2,000	2,395
Gaz Capital SA 5.875% 2015	7,500	8,980
Gaz Capital SA, Series 13, 6.605% 2018	9,100	10,465
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2013	1,500	2,040
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2013	13,900	18,909
Finland (Republic of) 5.75% 2011	500	752
Finland (Republic of) 5.375% 2013	6,880	10,685
Finland (Republic of) 3.875% 2017	5,890	8,450
Veolia Environnement 4.875% 2013	1,925	2,810
Veolia Environnement 4.375% 2017	5,200	6,881
Veolia Environnement 6.125% 2033	7,915	10,122
Santander Issuances, SA Unipersonal 5.435% 2017[4]	11,500	15,440
Santander Perpetual, SA Unipersonal 4.375% (undated)[4]	1,840	1,935
BNP Paribas 5.00% 2013	3,770	5,589
BNP Paribas 5.431% 2017	7,490	10,956
NGG Finance PLC 6.125% 2011	2,000	2,960
National Grid Transco PLC 4.375% 2020	10,850	13,464
Bayer AG 5.00% (undated)[4]	13,660	16,207
Resona Bank, Ltd. 3.75% 2015[4]	5,565	7,414
Resona Bank, Ltd. 4.125% (undated)[4]	4,935	5,123
Resona Bank, Ltd 4.125% (undated)[4]	3,320	3,447
Northern Rock PLC, Series 7, 4.125% 2017[3]	13,100	15,871
PLD International Finance LLC 4.375% 2011	11,800	15,420
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	12,060	15,363
Merrill Lynch & Co., Inc. 4.625% 2018	12,725	12,166
Banque Centrale de Tunisie 4.75% 2011	3,100	4,456
Banque Centrale de Tunisie 4.75% 2011	3,750	5,390
Banque Centrale de Tunisie 6.25% 2013	1,350	1,939
Commerzbank AG 6.125% 2011	5,000	7,226
Commerzbank AG, Series 551, 4.125% 2016[4]	4,150	4,226
Polish Government 5.875% 2014	6,750	9,771
Anheuser-Busch InBev NV 8.625% 2017	5,730	9,412
GlaxoSmithKline Capital PLC 5.125% 2012	2,500	3,755
GlaxoSmithKline Capital PLC 5.625% 2017	3,500	5,267
Metro Finance BV 4.625% 2011	5,980	8,581
Bank of Scotland PLC 5.625% 2013	6,100	8,571
Zurich Finance (USA), Inc., Series 16, 6.50% 2015	2,750	4,105
Zurich Finance (USA), Inc., Series 6, 5.75% 2023[4]	3,500	4,341
Bouygues SA 4.375% 2014	5,945	8,407
Saint-Gobain Nederland BV 5.00% 2010	5,000	7,102
Hungarian Government 3.50% 2016	4,250	4,924
Hungarian Government 4.375% 2017	1,700	2,028
Volvo Treasury AB 5.00% 2017	5,600	6,531
E.ON International Finance BV 5.125% 2012	4,205	6,303
FCE Bank PLC 7.125% 2012	5,250	6,295
AT&T Inc. 6.125% 2015	4,000	6,065
HSBC Holdings PLC 6.25% 2018	4,000	5,927
Munich Re Finance BV 6.75% 2023[4]	4,250	5,811
Croatian Government 5.00% 2014	4,215	5,660
Scottish and Southern Energy PLC 6.125% 2013	3,500	5,279
AstraZeneca PLC 4.625% 2010	3,600	5,208
Telefónica Emisiones, SAU 5.431% 2014	3,500	5,202
Shinsei Bank, Ltd. 3.75% 2016[4]	2,000	2,033
Shinsei Bank, Ltd. 3.75% 2016[4]	3,000	3,050
Rodamco Europe Finance BV, Series 5, 3.75% 2012	3,030	4,157
Sumitomo Mitsui Banking Corp. 4.375% 2014[4]	2,820	3,945
Centrica plc 7.125% 2013	2,500	3,899
Roche Holdings, Inc. 5.625% 2016	2,500	3,810
Barclays Bank PLC 4.50% 2019[4]	3,000	3,588
Anglian Water Services Financing PLC 4.625% 2013	2,250	3,189
Deutsche Telekom International Finance BV 8.125% 2012[4]	2,000	3,187
Verizon Communications Inc. 8.75% 2015	1,850	3,129
Delhaize Group 5.625% 2014	2,000	2,903
Bulgaria (Republic of) 7.50% 2013	1,638	2,412
Bulgaria (Republic of) 7.50% 2013	250	368
International Endesa BV 5.375% 2013	1,750	2,601
Fortum Oyj 4.625% 2010	1,590	2,292
Edcon (Proprietary) Ltd. 4.527% 2014[4]	2,000	1,641
Edcon (Proprietary) Ltd. 4.527% 2014[4]	500	410
Lafarge 5.375% 2017	1,500	1,850
Tesco PLC 4.75% 2010	1,205	1,722
ENEL SpA 5.625% 2027	1,250	1,691
Bank of Tokyo-Mitsubishi, Ltd., Series 13, 3.50% 2015[4]	1,100	1,494
Ireland Government Agency-Guaranteed, Anglo Irish Bank Corp. plc 1.535% 2016[4]	2,650	1,337
NXP BV and NXP Funding LLC 4.185% 2013[4]	1,000	540
NXP BV and NXP Funding LLC 8.625% 2015	1,300	647
Edison SpA 5.125% 2010	750	1,093
Governor and Co. of the Bank of Ireland 6.45% 2010	415	592
Rockwood Specialties Group, Inc. 7.625% 2014	90	119
WDAC Intermediate Corp. 8.50% 2014	125	48
		2,613,897

JAPANESE YEN — 8.01%
Japanese Government 1.10% 2011	¥90,000	US$ 948
Japanese Government 1.40% 2012	2,926,000	31,192
Japanese Government 0.70% 2013	13,260,000	138,466
Japanese Government 1.30% 2015	28,180,000	300,234
Japanese Government 0.50% 2015[1,2]	1,568,175	14,153
Japanese Government 1.70% 2016	2,708,700	29,502
Japanese Government 2.00% 2016	2,465,000	27,452
Japanese Government 1.20% 2017[1,2]	1,607,490	14,616
Japanese Government 1.20% 2017[1,2]	8,699,660	78,698
Japanese Government 1.50% 2018	311,550	3,301
Japanese Government 1.70% 2017	795,000	8,630
Japanese Government 2.30% 2035	2,120,000	22,492
Japanese Government 2.40% 2038	1,218,950	13,276
KfW International Finance Inc. 1.75% 2010	100,000	1,047
KfW 1.35% 2014	716,000	7,461
European Investment Bank 1.40% 2017	721,700	7,397
		698,865

BRITISH POUNDS — 3.81%
United Kingdom 5.75% 2009	£750	1,261
United Kingdom 4.25% 2011	10,000	17,238
United Kingdom 5.25% 2012	11,000	19,483
United Kingdom 2.50% 2013[1]	7,661	12,973
United Kingdom 2.25% 2014	25,960	41,005
United Kingdom 5.00% 2014	4,155	7,519
United Kingdom 4.75% 2015	11,200	20,279
United Kingdom 2.50% 2016[1]	7,582	13,153
United Kingdom 4.00% 2016	2,745	4,762
United Kingdom 4.50% 2019	29,430	51,549
United Kingdom 4.75% 2020	32,580	58,641
United Kingdom 6.00% 2028	6,350	12,845
United Kingdom 4.75% 2030	17,620	30,522
United Kingdom 4.75% 2038	10,110	17,581
United Kingdom 4.25% 2055	250	403
Tesco PLC 5.50% 2033	2,640	4,114
Abbey National PLC 7.50% (undated)[4]	3,010	3,679
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 2039[3,5]	2,400	3,651
HSBC Holdings PLC 6.375% 2022[4]	2,000	3,246
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 5.50% 2017	2,385	3,237
Allied Irish Banks, PLC 5.625% 2030[4]	2,000	1,778
Wal-Mart Stores, Inc. 5.625% 2034	950	1,591
Northern Rock PLC 6.375% 2019	1,000	1,223
General Electric Capital Corp. 5.625% 2031	750	1,001
		332,734

MEXICAN PESOS — 2.12%
United Mexican States Government, Series M, 7.50% 2012	MXN270,000	21,240
United Mexican States Government, Series MI10, 9.50% 2014	619,763	51,362
United Mexican States Government, Series M10, 8.00% 2015	308,700	23,701
United Mexican States Government, Series M10, 7.25% 2016	314,000	22,904
United Mexican States Government, Series M10, 7.75% 2017	413,400	30,691
United Mexican States Government, Series M20, 10.00% 2024	119,900	10,325
United Mexican States Government, Series M30, 10.00% 2036	281,000	23,559
América Móvil, SAB de CV 8.46% 2036	15,000	844
		184,626

DANISH KRONER — 1.78%
Nykredit 4.00% 2035[3]	DKr166,773	US$ 29,106
Nykredit 5.00% 2038[3]	293,245	54,404
Nykredit 6.00% 2038[3]	55,919	10,763
Nykredit 6.00% 2038[3]	143,459	27,680
Nykredit 6.00% 2041[3]	55,418	10,649
Kingdom of Denmark 5.00% 2013	67,170	13,747
Realkredit Danmark, interest only, 6.00% 2038[3]	46,726	9,000
		155,349

AUSTRALIAN DOLLARS — 1.73%
Queensland Treasury Corp., Series 15, 6.00% 2015	$ A56,510	45,513
Queensland Treasury Corp., Series 17, 6.00% 2017	75,100	59,828
New South Wales Treasury Corp., Series 14, 5.50% 2014	24,706	19,666
Australia Government Agency-Guaranteed, National Australia Bank 5.75% 2013	12,000	9,657
Australia Government Agency-Guaranteed, Macquarie Bank Ltd. 5.00% 2014	10,000	7,689
KfW 6.25% 2012	8,250	6,824
Countrywide Financial Corp. 6.25% 2010	2,000	1,581
		150,758

SWEDISH KRONOR — 1.70%
Swedish Government 5.25% 2011	SKr158,650	21,980
Swedish Government 4.00% 2012[3]	265,000	35,422
Swedish Government 5.50% 2012	106,000	15,211
Swedish Government 6.75% 2014	22,080	3,390
Swedish Government 4.50% 2015	302,025	42,421
Swedish Government 5.00% 2020	72,640	10,558
Stadshypotek AB 6.00% 2012[3]	79,000	11,205
Nordea Hypotek AB 4.00% 2012[3]	60,000	8,044
		148,231

POLISH ZLOTY — 1.40%
Polish Government 5.00% 2013	PLN 47,500	14,628
Polish Government 5.25% 2013	240,000	75,015
Polish Government 5.75% 2014	46,000	14,494
Polish Government 5.25% 2017	60,000	17,882
		122,019

SOUTH KOREAN WON — 1.34%
South Korean Government 5.25% 2010	KRW12,960,000	10,407
South Korean Government 5.75% 2010	6,915,000	5,612
South Korean Government 5.25% 2013	5,665,000	4,560
South Korean Government 5.75% 2013	15,000,000	12,368
South Korean Government 4.25% 2014	27,940,000	21,543
South Korean Government 5.25% 2015	40,938,000	32,556
South Korean Government 5.50% 2017	27,076,470	21,852
South Korean Government 5.75% 2018	10,000,000	8,228
		117,126

CANADIAN DOLLARS — 1.03%
Canadian Government 5.50% 2010	$ C13,755	12,383
Canadian Government 5.25% 2012	6,000	5,659
Canadian Government 4.50% 2015	36,900	34,842
Canadian Government 4.25% 2018	9,450	8,783
Canadian Government 5.75% 2029	2,250	2,418
Province of Ontario, Series HC, 9.50% 2022	2,000	2,522
Province of Ontario 4.60% 2039	3,000	2,507
Province De Québec 9.375% 2023	2,000	2,488
Bank of Nova Scotia 5.04% 2013	2,000	1,831
Canadian Imperial Bank 5.00% 2012	2,000	1,826
Toronto-Dominion Bank 4.854% 2013	2,000	1,823
Wells Fargo & Co. 6.05% 2012	2,000	1,821
GE Capital Canada Funding Co., Series A, 5.29% 2012	2,000	1,770
Interprovincial Pipe Line Inc., Series K, 8.20% 2024	1,500	1,650
Royal Bank of Canada 5.20% 2012	1,750	1,609
Thomson Reuters Corp. 5.70% 2015	1,750	1,605
Bank of Montreal 5.18% 2015	1,750	1,585
Canada Housing Trust 4.10% 2018	1,500	1,324
TransCanada PipeLines Ltd. 5.05% 2014	1,250	1,141
Province of New Brunswick 6.75% 2017	750	763
		90,350

MALAYSIAN RINGGITS — 0.96%
Malaysian Government 3.718% 2012	MYR107,634	31,362
Malaysian Government 5.094% 2014	61,640	18,606
Malaysian Government 3.814% 2017	120,300	33,599
		83,567

BRAZILIAN REAIS — 0.85%
Brazilian Treasury Bill 6.00% 2010[1,2]	BRL 14,402	7,419
Brazilian Treasury Bill 6.00% 2015[1,2]	14,580	7,176
Brazil (Federal Republic of) 10.00% 2017[2]	117,620	52,069
Brazil (Federal Republic of) Global 12.50% 2022	3,500	1,989
Brazil (Federal Republic of) Global 10.25% 2028	11,120	5,611
		74,264

ISRAELI SHEKELS — 0.65%
Israeli Government 7.50% 2014[2]	ILS62,000	18,226
Israeli Government 6.50% 2016[2]	50,300	14,161
Israeli Government 6.00% 2019[2]	91,720	24,524
		56,911

NEW TURKISH LIRAS — 0.59%
Turkey (Republic of) 16.00% 2012	TRY13,000	9,093
Turkey (Republic of) 10.00% 2012[1,2]	63,633	42,807
		51,900

SINGAPORE DOLLARS — 0.51%
Singapore (Republic of) 3.125% 2011	S$17,600	12,661
Singapore (Republic of) 3.75% 2016	42,250	31,899
		44,560

EGYPTIAN POUNDS — 0.31%
Egypt (Arab Republic of) 9.10% 2010	EGP39,650	7,157
Egypt (Arab Republic of) 9.10% 2010	1,955	353
Egypt (Arab Republic of) 11.50% 2011	5,865	1,109
Egypt (Arab Republic of) 9.10% 2012	82,870	14,707
Egypt (Arab Republic of) 9.20% 2014	8,925	1,586
Egypt (Arab Republic of) 11.625% 2014	12,535	2,437
		27,349

NORWEGIAN KRONER — 0.27%
Norwegian Government 4.25% 2017	NKr118,150	18,822
KfW 5.00% 2015	30,500	4,896
		23,718

SOUTH AFRICAN RAND — 0.05%
South Africa (Republic of), Series 197, 5.50% 2023[1]	ZAR26,792	US$ 4,560

DOMINICAN PESOS — 0.04%
Cervecería Nacional Dominicana, C. por A. 16.00% 2012[2,5]	DOP122,949	2,743
Cervecería Nacional Dominicana, C. por A. 16.00% 2012[2]	37,704	841
		3,584

URUGUAYAN PESOS — 0.04%
Uruguay (Republic of) 5.00% 2018[1,2]	UYU43,598	1,749
Uruguay (Republic of) 3.70% 2037[1,2,3]	50,258	1,531
		3,280

ARGENTINE PESOS — 0.03%
Argentina (Republic of) 5.83% 2033[1,2,3,6]	ARS 6,656	678
Argentina (Republic of) GDP-Linked 2035	40,842	463
Argentina (Republic of) 0.63% 2038[1,2,3]	71,241	1,267
		2,408

U.S. DOLLARS — 37.08%
U.S. Treasury 5.75% 2010	US$ 6,500	6,876
U.S. Treasury 1.75% 2011	38,370	38,782
U.S. Treasury 2.375% 2011[1,2]	13,944	14,372
U.S. Treasury 4.50% 2011	23,800	25,234
U.S. Treasury 4.625% 2011	5,000	5,406
U.S. Treasury 4.875% 2012	16,530	18,034
U.S. Treasury 3.00% 2012[1,2]	21,571	22,903
U.S. Treasury 2.00% 2013	25,870	25,495
U.S. Treasury 3.125% 2013	24,650	25,542
U.S. Treasury 3.375% 2013	10,550	11,058
U.S. Treasury 3.875% 2013	6,000	6,397
U.S. Treasury 1.75% 2014	68,630	66,708
U.S. Treasury 2.25% 2014	29,500	29,108
U.S. Treasury 4.25% 2014	24,220	26,089
U.S. Treasury 2.00% 2014[1,2]	14,073	14,422
U.S. Treasury 4.25% 2015	16,750	17,961
U.S. Treasury 1.875% 2015[1,2]	27,350	27,683
U.S. Treasury 5.125% 2016	98,000	109,936
U.S. Treasury 7.50% 2016	61,850	78,970
U.S. Treasury 2.375% 2016	15,500	14,773
U.S. Treasury 8.875% 2017	12,260	16,966
U.S. Treasury 2.375% 2017[1,2]	37,926	39,624
U.S. Treasury 3.50% 2018	12,410	12,474
U.S. Treasury 3.75% 2018	20,890	21,254
U.S. Treasury 3.875% 2018	22,730	23,427
U.S. Treasury 1.375% 2018[1,2]	14,931	14,495
U.S. Treasury 1.625% 2018[1,2]	2,544	2,525
U.S. Treasury 3.125% 2019	216,980	209,844
U.S. Treasury 2.00% 2026[1,2]	10,958	10,741
U.S. Treasury 5.25% 2029	5,225	5,882
U.S. Treasury 3.50% 2039	4,000	3,461
Fannie Mae 5.25% 2012	47,800	49,655
Fannie Mae 5.00% 2017[3]	763	801
Fannie Mae 5.00% 2019[3]	316	331
Fannie Mae 4.00% 2024[3]	7,859	7,872
Fannie Mae 4.00% 2024[3]	8,602	8,619
Fannie Mae 4.00% 2024[3]	11,126	11,149
Fannie Mae 4.00% 2024[3]	24,616	24,658
Fannie Mae 4.00% 2024[3]	5,144	5,154
Fannie Mae 4.00% 2024[3]	5,690	5,701
Fannie Mae 4.00% 2024[3]	32,103	32,166
Fannie Mae 4.50% 2024[3]	13,492	13,791
Fannie Mae, Series 2001-4, Class GA, 10.095% 2025[3,4]	18	21
Fannie Mae 6.00% 2026[3]	997	1,048
Fannie Mae 5.50% 2034[3]	901	934
Fannie Mae 4.50% 2035[3]	2,095	2,099
Fannie Mae 5.50% 2035[3]	5,666	5,877
Fannie Mae 6.00% 2036[3]	3,033	3,180
Fannie Mae 6.00% 2036[3]	7,292	7,652
Fannie Mae 6.00% 2036[3]	13,494	14,148
Fannie Mae 6.50% 2036[3]	5,617	5,970
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036[3]	1,336	1,416
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[3]	5,420	4,524
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036[3]	4,319	3,603
Fannie Mae 5.00% 2037[3]	1,575	1,607
Fannie Mae 5.50% 2037[3]	697	723
Fannie Mae 6.00% 2037[3]	7,428	7,775
Fannie Mae 6.00% 2037[3]	13,435	14,063
Fannie Mae 6.50% 2037[3]	1,423	1,518
Fannie Mae 6.50% 2037[3]	3,325	3,549
Fannie Mae 6.50% 2037[3]	5,332	5,687
Fannie Mae 6.50% 2037[3]	2,150	2,285
Fannie Mae 5.46% 2037[3,4]	4,779	5,013
Fannie Mae 4.50% 2038[3]	5,769	5,763
Fannie Mae 5.50% 2038[3]	8,144	8,434
Fannie Mae 5.50% 2038[3]	6,746	6,987
Fannie Mae 5.50% 2038[3]	9,016	9,340
Fannie Mae 5.50% 2038[3]	11,227	11,635
Fannie Mae 5.50% 2038[3]	16,182	16,744
Fannie Mae 5.50% 2038[3]	11,752	12,160
Fannie Mae 5.50% 2038[3]	4,736	4,906
Fannie Mae 6.00% 2038[3]	15,762	16,501
Fannie Mae 6.00% 2038[3]	432	453
Fannie Mae 6.00% 2038[3]	7,553	7,915
Fannie Mae 6.00% 2038[3]	5,832	6,106
Fannie Mae 6.50% 2038[3]	14,369	15,326
Fannie Mae 6.50% 2038[3]	8,052	8,589
Fannie Mae 5.32% 2038[3,4]	11,651	12,192
Fannie Mae 4.542% 2038[3,4]	2,722	2,817
Fannie Mae 4.443% 2038[3,4]	7,166	7,402
Fannie Mae 5.00% 2039[3]	17,240	17,555
Fannie Mae 6.50% 2039[3]	4,719	5,033
Fannie Mae 6.50% 2047[3]	4,327	4,604
Fannie Mae 6.50% 2047[3]	2,516	2,677
Fannie Mae 6.50% 2047[3]	1,533	1,632
Fannie Mae 7.00% 2047[3]	1,694	1,834
Fannie Mae 6.50% 2048[3]	9,634	10,251
Freddie Mac 3.125% 2010	9,790	9,951
Freddie Mac 5.75% 2016	18,585	18,938
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036[3]	5,482	4,523
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[3]	5,900	4,919
Freddie Mac 6.00% 2037[3]	10,192	10,680
Freddie Mac 6.50% 2037[3]	4,574	4,868
Freddie Mac 4.766% 2037[3,4]	4,573	4,735
Freddie Mac 5.725% 2037[3,4]	1,634	1,713
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[3]	1,641	1,371
Freddie Mac 5.50% 2038[3]	1,904	1,968
Freddie Mac 5.50% 2038[3]	9,405	9,724
Freddie Mac 5.50% 2038[3]	14,304	14,813
Freddie Mac 6.00% 2038[3]	4,828	5,053
Freddie Mac 6.00% 2038[3]	818	856
Freddie Mac 6.00% 2038[3]	6,500	6,792
Freddie Mac 6.00% 2038[3]	1,942	2,030
Freddie Mac 6.50% 2038[3]	23,247	24,743
Freddie Mac 6.50% 2038[3]	10,480	11,154
Freddie Mac 6.50% 2038[3]	782	832
Freddie Mac 6.50% 2038[3]	11,302	12,029
Freddie Mac 4.663% 2038[3,4]	7,749	8,003
Freddie Mac 5.478% 2038[3,4]	11,373	11,878
Freddie Mac 4.968% 2038[3,4]	2,026	2,105
Freddie Mac 6.50% 2039[3]	7,705	8,198
Korea Development Bank 5.30% 2013	17,100	16,855
Korea Development Bank 8.00% 2014	33,130	35,907
Roche Holdings Inc. 4.50% 2012[5]	1,875	1,977
Roche Holdings Inc. 5.00% 2014[5]	4,000	4,212
Roche Holdings Inc. 6.00% 2019[5]	26,520	28,371
Roche Holdings Inc. 7.00% 2039[5]	5,040	5,826
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	6,500	6,703
Countrywide Financial Corp., Series B, 5.80% 2012	1,420	1,430
Bank of America Corp. 6.10% 2017	1,800	1,588
Bank of America Corp. 5.30% 2017	11,325	9,623
Bank of America Corp. 5.65% 2018	8,490	7,515
Bank of America Corp. 7.625% 2019	3,325	3,346
BankAmerica Capital II, Series 2, 8.00% 2026	265	220
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	23,250	29,760
GlaxoSmithKline Capital Inc. 4.85% 2013	4,000	4,188
GlaxoSmithKline Capital Inc. 5.65% 2018	23,945	25,407
Vodafone Group PLC 5.00% 2015	7,500	7,541
Vodafone Group PLC 5.625% 2017	11,850	12,054
Vodafone Group PLC 5.45% 2019	1,600	1,576
Vodafone Group PLC 6.15% 2037	6,100	6,021
France Government Agency-Guaranteed, Société Finance 3.375% 2014[5]	5,900	5,912
Société Générale 5.75% 2016[5]	20,110	18,516
Société Générale 5.922% (undated)[4]	2,000	1,242
Telecom Italia Capital SA, Series B, 5.25% 2013	6,550	6,429
Telecom Italia Capital SA 4.95% 2014	9,175	8,793
Telecom Italia Capital SA 6.999% 2018	2,800	2,837
Telicom Italia Capital SA 6.00% 2034	3,325	2,817
Telecom Italia Capital SA 7.20% 2036	1,950	1,896
Telecom Italia Capital SA 7.721% 2038	1,000	1,021
E.ON International Finance BV 5.80% 2018[5]	19,030	19,833
E.ON International Finance BV 6.65% 2038[5]	2,500	2,707
DaimlerChrysler North America Holding Corp. 7.20% 2009	653	656
DaimlerChrysler North America Holding Corp. 5.875% 2011	14,350	14,594
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	6,997	7,143
Anheuser-Busch InBev NV 6.875% 2019[5]	14,400	14,960
Anheuser-Busch InBev NV 7.75% 2019[5]	6,345	6,951
Verizon Communications Inc. 3.75% 2011[5]	6,870	7,014
Verizon Communications Inc. 5.55% 2014[5]	2,645	2,811
Verizon Communications Inc. 5.50% 2017	1,750	1,756
Verizon Communications Inc. 8.50% 2018[5]	5,750	6,883
Verizon Communications Inc. 6.35% 2019	1,400	1,459
Verizon Communications Inc. 8.95% 2039	1,500	1,900
Scotland International Finance No. 2 BV 4.25% 2013[5]	2,070	1,722
HBOS PLC 6.75% 2018[5]	20,710	15,658
HBOS PLC 6.00% 2033[5]	6,400	3,833
Lloyds Banking Group PLC 6.657% preference shares (undated)[4,5]	45	16
TransCanada PipeLines Ltd. 6.50% 2018	5,000	5,449
TransCanada PipeLines Ltd. 7.125% 2019	7,165	8,101
TransCanada PipeLines Ltd. 7.625% 2039	2,000	2,342
TransCanada PipeLines Ltd. 6.35% 2067[4]	5,880	4,092
South Africa (Republic of) 6.875% 2019	18,510	19,112
Deutsche Telekom International Finance BV 5.875% 2013	4,730	4,966
Deutsche Telekom International Finance BV 6.75% 2018	12,500	13,289
Comcast Cable Communications, Inc. 6.75% 2011	1,020	1,078
Comcast Corp. 6.30% 2017	3,000	3,180
Comcast Corp. 5.70% 2018	1,450	1,460
Comcast Corp. 5.875% 2018	5,215	5,295
Comcast Corp. 6.95% 2037	5,035	5,266
Comcast Corp. 6.40% 2038	1,750	1,719
Gaz Capital SA, Series 7, 6.212% 2016	5,500	4,730
Gaz Capital SA 6.51% 2022[5]	5,310	3,996
Open Joint Stock Co. Gazprom, Series 2, 8.625% 2034[5]	2,000	1,950
Gaz Capital SA 7.288% 2037[5]	8,600	6,493
Veolia Environnement 5.25% 2013	11,155	11,541
Veolia Environnement 6.00% 2018	5,175	5,284
Abu Dhabi National Energy Co. PJSC (TAQA) 5.62% 2012[5]	1,750	1,773
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[5]	7,250	6,800
Abu Dhabi National Energy Co. PJSC (TAQA) 7.25% 2018[5]	8,000	8,017
Turkey (Republic of) 6.75% 2018	3,000	3,015
Turkey (Republic of) 7.00% 2019	3,500	3,526
Turkey (Republic of) 7.50% 2019	5,000	5,225
Turkey (Republic of) 8.00% 2034	4,200	4,414
United Mexican States Government Global 6.375% 2013	151	164
United Mexican States Government Global 5.875% 2014	9,250	9,719
United Mexican States Government Global 5.95% 2019	2,610	2,649
United Mexican States Government Global 6.05% 2040	3,470	3,170
Development Bank of Singapore Ltd. 7.875% 2010[5]	10,250	10,649
Development Bank of Singapore Ltd. 7.125% 2011[5]	3,800	4,076
Singapore Telecommunications Ltd. 6.375% 2011[5]	8,540	9,271
Singapore Telecommunications Ltd. 7.375% 2031[5]	4,500	5,336
Scottish Power PLC 5.375% 2015	12,700	12,234
Scottish Power PLC 5.81% 2025	2,500	2,168
Israeli Government 5.125% 2019	14,310	14,265
Telefónica Emisiones, SAU 4.949% 2015	2,580	2,626
Telefónica Emisiones, SAU 6.421% 2016	8,000	8,566
Telefónica Emisiones, SAU 5.877% 2019	2,360	2,438
SBC Communications Inc. 5.625% 2016	1,500	1,546
AT&T Inc. 5.50% 2018	5,300	5,301
AT&T Inc. 5.80% 2019	5,400	5,493
SBC Communications Inc. 6.45% 2034	1,275	1,261
AstraZeneca PLC 5.90% 2017	12,500	13,407
Progress Energy, Inc. 6.05% 2014	5,000	5,263
Progress Energy, Inc. 7.05% 2019	7,125	7,919
Pfizer Inc. 4.45% 2012	2,250	2,362
Pfizer Inc. 6.20% 2019	9,820	10,759
UniCredito Italiano SpA 6.00% 2017[5]	7,175	6,437
UniCredito Italiano SpA 5.584% 2017[4,5]	2,730	2,380
HVB Funding Trust I 8.741% 2031[5]	5,791	3,243
HVB Funding Trust III 9.00% 2031[5]	1,810	1,014
Indonesia (Republic of) 6.875% 2018	5,450	5,246
Indonesia (Republic of) 6.625% 2037[5]	4,000	3,320
Indonesia (Republic of) 7.75% 2038[5]	4,750	4,370
Enersis SA 7.375% 2014	11,935	12,792
Wells Fargo & Co. 5.625% 2017	11,750	11,585
Wells Fargo & Co. 7.98% (undated)[4]	920	765
Wells Fargo Capital XIII 7.70% (undated)[4]	345	287
JPMorgan Chase Bank NA 6.00% 2017	12,360	12,050
Kroger Co. 7.50% 2014	6,750	7,560
Kroger Co. 6.40% 2017	4,000	4,247
Nielsen Finance LLC, Term Loan B, 2.321% 2013[3,4,7]	44	40
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014[5]	100	100
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	7,125	6,778
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016[5]	1,085	1,061
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[8]	5,330	3,451
PSEG Power LLC 7.75% 2011	5,925	6,344
Public Service Electric and Gas Co., Series E, 5.30% 2018	2,650	2,774
PSEG Power LLC 8.625% 2031	1,945	2,298
American Tower Corp. 7.125% 2012	320	324
American Tower Corp. 7.00% 2017	11,400	11,086
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[3,5]	306	304
Ras Laffan Liquefied Natural Gas II 5.298% 2020[3,5]	4,725	4,330
Ras Laffan Liquefied Natural Gas III 5.838% 2027[3,5]	8,000	6,721
Goldman Sachs Group, Inc. 6.15% 2018	420	410
Goldman Sachs Group, Inc. 7.50% 2019	10,215	10,941
British American Tobacco International Finance PLC 9.50% 2018[5]	9,485	11,166
Target Corp. 6.00% 2018	7,875	8,363
Target Corp. 7.00% 2038	2,600	2,780
Resona Bank, Ltd. 5.85% (undated)[4,5]	14,665	11,087
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A-3-A, 4.949% 2038[3,4]	2,470	2,251
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.66% 2039[3,4]	3,770	3,308
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 2041[3,4]	4,825	4,166
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 2043[3,4]	1,655	1,034
Walgreen Co. 4.875% 2013	10,000	10,620
CVS Caremark Corp. 6.60% 2019	3,310	3,543
CVS Corp. 5.789% 2026[3,5]	993	849
CVS Corp. 6.036% 2028[3,5]	1,186	1,016
CVS Caremark Corp. 6.943% 2030[3,5]	5,723	5,192
General Electric Co. 5.00% 2013	2,775	2,890
General Electric Co. 5.25% 2017	7,000	6,886
Shell International Finance B.V. 4.00% 2014	9,340	9,601
State of Qatar 9.75% 2030	7,250	9,497
Kraft Foods Inc. 6.125% 2018	9,100	9,424
AXA SA 8.60% 2030	9,750	9,156
Time Warner Cable Inc. 7.50% 2014	1,085	1,196
Time Warner Cable Inc. 6.75% 2018	3,985	4,158
Time Warner Cable Inc. 8.25% 2019	3,315	3,768
National Grid PLC 6.30% 2016	8,825	9,080
HSBC Finance Corp. 1.381% 2014[4]	1,750	1,421
HSBC Finance Corp. 1.098% 2016[4]	9,900	7,579
News America Inc. 6.90% 2019[5]	8,440	8,810
Norfolk Southern Corp. 5.75% 2016[5]	5,515	5,720
Norfolk Southern Corp. 7.05% 2037	2,640	2,921
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034[3]	1,549	1,574
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A-4, 6.18% 2035[3]	1,322	1,337
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036[3]	1,598	1,637
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037[3]	2,300	2,123
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039[3]	500	478
CS First Boston Mortgage Securities Corp., Series 2006-C2, Class A-3, 5.658% 2039[3,4]	1,905	1,367
Electricité de France SA 5.50% 2014[5]	5,000	5,389
Electricité de France SA 6.95% 2039[5]	2,625	2,957
Time Warner Inc. 5.875% 2016	3,100	3,060
AOL Time Warner Inc. 7.625% 2031	2,240	2,183
Time Warner Inc. 6.50% 2036	3,490	3,065
McDonald’s Corp., Series I, 5.00% 2019	8,005	8,222
Simon Property Group, LP 6.35% 2012	1,300	1,323
Simon Property Group, LP 5.25% 2016	1,740	1,548
Simon Property Group, LP 5.875% 2017	1,850	1,701
Simon Property Group, LP 6.125% 2018	3,850	3,587
Intergen Power 9.00% 2017[5]	8,525	8,120
Bausch & Lomb Inc. 9.875% 2015	8,250	7,920
Federal Home Loan Bank 5.25% 2014	7,125	7,856
France Télécom 7.75% 2011[4]	730	790
France Télécom 4.375% 2014	3,385	3,415
France Télécom 5.375% 2019	3,480	3,512
Hospitality Properties Trust 6.75% 2013	690	607
Hospitality Properties Trust 5.125% 2015	1,450	1,152
Hospitality Properties Trust 6.30% 2016	140	112
Hospitality Properties Trust 5.625% 2017	1,545	1,155
Hospitality Properties Trust 6.70% 2018	6,055	4,644
Edison Mission Energy 7.50% 2013	2,150	1,935
Edison Mission Energy 7.75% 2016	150	123
Midwest Generation, LLC, Series B, 8.56% 2016[3]	2,767	2,712
Edison Mission Energy 7.20% 2019	3,175	2,381
Edison Mission Energy 7.625% 2027	650	419
Santander Issuances, SA Unipersonal 0.969% 2016[4,5]	2,100	1,756
Santander Issuances, SA Unipersonal 5.805% 2016[4,5]	5,400	4,346
Sovereign Bancorp, Inc. 8.75% 2018	265	261
Santander Perpetual, SA Unipersonal 6.671% (undated)[4,5]	1,600	1,186
Jackson National Life Global 5.375% 2013[5]	7,615	7,337
Enbridge Energy Partners, LP, Series B, 6.50% 2018	7,320	7,225
Citigroup Inc. 6.125% 2017	4,318	3,792
Citigroup Capital XXI 8.30% 2077[4]	4,150	3,244
Abbott Laboratories 5.875% 2016	3,435	3,752
Abbott Laboratories 5.125% 2019	1,020	1,052
Abbott Laboratories 6.00% 2039	1,980	2,098
Dollar General Corp. 10.625% 2015	1,800	1,953
Dollar General Corp. 11.875% 2017[4,6]	4,500	4,882
AmeriCredit Automobile Receivables Trust, Series 2006-R-M, Class A-2, MBIA insured, 5.42% 2011[3]	2,632	2,638
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-3-A, MBIA insured, 5.42% 2012[3]	2,969	2,976
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014[3]	1,250	1,123
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 3.821% 2014[3,4,7]	1,034	742
Texas Competitive Electric Holdings Co. LLC, Series A, 10.25% 2015	3,480	2,184
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015	3,780	2,372
Texas Competitive Electric Holdings Co. LLC 11.25% 2016[4,6]	2,905	1,351
Univision Communications Inc. 7.85% 2011	1,080	1,069
Univision Communications Inc. 12.00% 2014[5]	1,550	1,531
Univision Communications, Inc., First Lien Term Loan B, 2.56% 2014[3,4,7]	780	587
Univision Communications Inc. 10.50% 2015[4,5,6]	5,850	3,437
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	1,550	1,643
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[5]	1,425	1,379
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	1,990	1,900
Charter Communications Operating, LLC, Term Loan B, 4.25% 2014[3,4,7]	887	801
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 2014[5]	475	494
Novartis Securities Investment Ltd. 5.125% 2019	6,060	6,212
Biogen Idec Inc. 6.00% 2013	6,000	6,145
Constellation Brands, Inc. 8.375% 2014	1,000	1,008
Constellation Brands, Inc. 7.25% 2017	5,410	5,031
HSBK (Europe) BV 7.75% 2013	4,975	3,682
HSBK (Europe) BV 7.25% 2017[5]	1,865	1,082
HSBK (Europe) BV 7.25% 2017	2,175	1,262
Barclays Bank PLC 6.05% 2017[5]	3,300	2,866
Barclays Bank PLC 7.70% (undated)[4,5]	3,600	2,999
Dow Chemical Co. 7.60% 2014	3,000	3,093
Dow Chemical Co. 8.55% 2019	2,500	2,509
Standard Chartered Bank 6.40% 2017[5]	5,860	5,303
Capital One Multi-asset Execution Trust, Series 2005-1, Class C, 0.719% 2013[3,4]	5,500	5,189
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[3,5]	905	892
BAE Systems Holdings Inc. 6.375% 2019[5]	4,100	4,199
NTL Cable PLC 8.75% 2014	1,725	1,691
NTL Cable PLC 9.50% 2016	3,400	3,366
Union Pacific Corp. 5.70% 2018	3,200	3,212
Union Pacific Corp. 6.15% 2037	1,990	1,844
Structured Products Asset Return Certificates Trust, Series 2001-CF1, Class A, 6.36% 2033[2,3]	4,855	4,913
Gabonese Republic 8.20% 2017[5]	5,500	4,868
Tenet Healthcare Corp. 7.375% 2013	960	869
Tenet Healthcare Corp. 9.25% 2015	1,055	971
Tenet Healthcare Corp. 8.875% 2019[5]	2,995	3,025
Corporación Andina de Fomento 5.75% 2017	5,025	4,855
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[3,5]	3,000	2,788
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[3,5]	1,150	885
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[2,3,5]	1,330	1,124
Michaels Stores, Inc., Term Loan B, 2.625% 2013[3,4,7]	245	195
Michaels Stores, Inc. 10.00% 2014	5,425	4,584
ZFS Finance (USA) Trust II 6.45% 2065[4,5]	3,000	2,310
ZFS Finance (USA) Trust V 6.50% 2067[4,5]	3,150	2,331
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036[3]	4,534	4,615
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042[3]	3,313	3,279
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.875% 2045[3,4]	1,580	1,325
Safeway Inc. 6.25% 2014	2,625	2,820
Safeway Inc. 6.35% 2017	1,500	1,588
First Data Corp., Term Loan B2, 3.065% 2014[3,4,7]	4,744	3,588
First Data Corp. 9.875% 2015[5]	350	250
First Data Corp. 9.875% 2015	700	501
Kinder Morgan Energy Partners LP 6.85% 2020	4,220	4,334
Centennial Communications Corp. 6.958% 2013[4]	710	710
Centennial Communications Corp. 10.00% 2013	2,250	2,385
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	840	870
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[4]	250	257
Royal Bank of Scotland Group PLC 5.00% 2013	1,045	862
Royal Bank of Scotland Group PLC 5.00% 2014	2,787	2,230
Royal Bank of Scotland Group PLC 5.05% 2015	1,430	1,122
Williams Companies, Inc. 3.208% 2010[4,5]	225	213
Williams Companies, Inc. 7.875% 2021	1,775	1,752
Transcontinental Gas Pipe Line Corp. 7.25% 2026	575	584
Williams Companies, Inc. 8.75% 2032	1,620	1,632
Banco Mercantil del Norte, SA 6.135% 2016[4,5]	1,500	1,317
Banco Mercantil del Norte, SA 6.862% 2021[4,5]	3,500	2,819
Cricket Communications, Inc. 9.375% 2014	1,775	1,757
Cricket Communications, Inc. 7.75% 2016[5]	2,425	2,346
CSX Corp. 7.45% 2038	3,740	4,062
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[3]	1,229	1,067
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[2,3]	398	368
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[3]	577	470
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	2,584	2,130
Mohegan Tribal Gaming Authority 6.375% 2009	970	948
Mohegan Tribal Gaming Authority 7.125% 2014	4,500	3,083
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	4,000	4,027
ARAMARK Corp., Term Loan B, 2.473% 2014[3,4,7]	54	50
ARAMARK Corp., Letter of Credit, 4.721% 2014[3,4,7]	3	3
ARAMARK Corp. 8.50% 2015	2,800	2,730
ARAMARK Corp. 4.528% 2015[4]	1,500	1,226
Delhaize Group 5.875% 2014	1,220	1,254
Delhaize Group 6.50% 2017	1,500	1,534
Delhaize America, Inc. 9.00% 2031	1,000	1,217
SLM Corp., Series A, 5.45% 2011	2,000	1,841
SLM Corp., Series A, 1.322% 2011[4]	1,250	1,013
SLM Corp., Series A, 5.00% 2015	1,500	1,144
Boyd Gaming Corp. 7.75% 2012	620	580
Boyd Gaming Corp. 6.75% 2014	3,025	2,465
Boyd Gaming Corp. 7.125% 2016	1,175	877
US Investigations Services, Inc. 10.50% 2015[5]	1,900	1,558
US Investigations Services, Inc., Term Loan B, 3.359% 2015[3,4,7]	1,724	1,536
US Investigations Services, Inc. 11.75% 2016[5]	1,035	802
Stater Bros. Holdings Inc. 8.125% 2012	1,460	1,445
Stater Bros. Holdings Inc. 7.75% 2015	2,525	2,437
Chevron Corp. 4.95% 2019	3,700	3,831
Merck & Co., Inc. 5.00% 2019	3,775	3,830
Ceridian Corp. 11.25% 2015	4,550	3,828
Sunoco, Inc. 5.75% 2017	3,900	3,784
ACE INA Holdings Inc. 5.875% 2014	1,510	1,561
ACE INA Holdings Inc. 5.80% 2018	2,200	2,196
Nextel Communications, Inc., Series E, 6.875% 2013	375	312
Nextel Communications, Inc., Series F, 5.95% 2014	4,345	3,443
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016[3]	4,250	3,742
Wal-Mart Stores, Inc. 4.25% 2013	2,000	2,080
Wal-Mart Stores, Inc. 5.375% 2017	390	415
Wal-Mart Stores, Inc. 5.80% 2018	1,110	1,211
Toys “R” Us, Inc. 7.625% 2011	3,965	3,687
Drivetime Auto Owner Trust, Series 2006-B, Class A-3, MBIA insured, 5.227% 2012[3,4,5]	3,681	3,683
SUPERVALU INC. 8.00% 2016	725	707
Albertson’s, Inc. 8.00% 2031	3,450	2,976
Staples, Inc. 9.75% 2014	3,250	3,633
C10 Capital (SPV) Ltd. 6.722% (undated)[4,5]	7,075	3,627
Schering-Plough Corp. 6.00% 2017	3,275	3,494
South Korean Government 5.75% 2014	3,400	3,491
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7-A-1, 5.00% 2019[3]	3,567	3,487
Tesco PLC 5.50% 2017[5]	3,350	3,418
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.725% (undated)[3,4]	4,000	3,386
Orascom Telecom 7.875% 2014[5]	3,980	3,383
ProLogis 5.50% 2012	2,600	2,395
ProLogis 6.625% 2018	1,215	958
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021[3]	3,584	3,245
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[3,5]	3,115	3,234
Lehman Brothers Holdings Inc., Series I, 6.875% 2018[9]	19,565	3,228
TL Acquisitions, Inc., Term Loan B, 2.81% 2014[3,4,7]	1,302	1,096
Thomson Learning 10.50% 2015[5]	2,575	2,099
Amgen Inc. 5.70% 2019	3,000	3,171
Macy’s Retail Holdings, Inc. 8.875% 2015	3,255	3,153
Tyson Foods, Inc. 10.50% 2014[5]	2,125	2,316
Tyson Foods, Inc. 7.85% 2016[4]	835	809
Credit Suisse Group AG 5.50% 2014	3,000	3,120
United States Government Agency-Guaranteed (FDIC insured), Regions Bank 3.25% 2011	3,000	3,109
Enterprise Products Operating LP 7.034% 2068[4]	4,185	3,091
Seneca Gaming Corp. 7.25% 2012	1,300	1,131
Seneca Gaming Corp., Series B, 7.25% 2012	2,250	1,958
Crown Castle International Corp. 9.00% 2015	2,525	2,582
Crown Castle International Corp. 7.75% 2017[5]	500	490
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037[3]	3,130	3,060
Koninklijke KPN NV 8.00% 2010	2,900	3,044
Allison Transmission Holdings, Inc. 12.00% 2015[4,5,6]	1,050	740
Allison Transmission Holdings, Inc. 11.00% 2015[5]	2,875	2,286
SunGard Data Systems Inc. 9.125% 2013	3,138	2,981
Quebecor Media Inc. 7.75% 2016	2,250	2,050
Quebecor Media Inc. 7.75% 2016	1,000	911
NXP BV and NXP Funding LLC 7.875% 2014	3,325	1,530
NXP BV and NXP Funding LLC 9.50% 2015	3,970	1,419
Thomson Reuters Corp. 5.95% 2013	1,750	1,792
Thomson Reuters Corp. 6.50% 2018	1,085	1,131
Mandalay Resort Group 6.375% 2011	275	206
MGM MIRAGE 13.00% 2013[5]	1,100	1,210
MGM MIRAGE 6.75% 2013	915	615
MGM MIRAGE 5.875% 2014	1,250	809
MGM MIRAGE 6.625% 2015	100	66
Sanmina-SCI Corp. 6.75% 2013	2,625	2,048
Sanmina-SCI Corp. 8.125% 2016	1,150	844
Cott Beverages Inc. 8.00% 2011	3,075	2,875
Liberty Mutual Group Inc. 6.50% 2035[5]	535	326
Liberty Mutual Group Inc. 7.50% 2036[5]	1,815	1,254
Liberty Mutual Group Inc., Series A, 7.80% 2087[4,5]	2,275	1,276
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.877% 2036[3,4]	4,182	2,451
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.902% 2036[3,4]	723	401
Intelsat, Ltd. 8.875% 2015	450	437
Intelsat Jackson Holding Co., Series B, 8.875% 2015[5]	1,150	1,116
Intelsat Jackson Holding Co. 9.50% 2016[5]	1,225	1,237
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2-A-1, 6.50% 2037[3]	5,032	2,780
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	2,650	2,778
Petroplus Finance Ltd. 6.75% 2014[5]	1,425	1,233
Petroplus Finance Ltd. 7.00% 2017[5]	1,850	1,545
Hanesbrands Inc., Series B, 4.593% 2014[4]	3,405	2,758
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class I-A4A, 5.557% 2035[3,4]	4,562	2,742
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	2,205	2,205
Sally Holdings LLC and Sally Capital Inc. 10.50% 2016	525	522
Westfield Group 5.70% 2016[5]	1,000	867
Westfield Group 7.125% 2018[5]	2,000	1,859
Ashtead Group PLC 8.625% 2015[5]	1,915	1,642
Ashtead Capital, Inc. 9.00% 2016[5]	1,250	1,066
Ford Motor Credit Co. 7.375% 2009	325	322
Ford Motor Credit Co. 9.75% 2010[4]	1,050	1,006
Ford Motor Credit Co. 7.375% 2011	1,100	996
Ford Motor Credit Co. 3.889% 2012[4]	475	368
AMC Entertainment Inc. 8.00% 2014	525	450
AMC Entertainment Inc., Series B, 11.00% 2016	2,250	2,188
Capital One Auto Finance Trust, Series 2007-B, Class A3A, MBIA insured, 5.03% 2012[3]	2,583	2,609
NRG Energy, Inc. 7.25% 2014	2,665	2,592
Commercial Mortgage Trust, Series 2000-C1, Class A-2, 7.416% 2033[3]	1,548	1,561
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038[3]	1,100	1,019
StatoilHydro ASA 5.25% 2019	2,500	2,578
Altria Group, Inc. 9.25% 2019	2,250	2,531
Koninklijke Philips Electronics NV 5.75% 2018	2,500	2,524
Burlington Northern Santa Fe Corp. 6.15% 2037	2,240	2,244
BNSF Funding Trust I 6.613% 2055[4]	335	266
Iron Mountain Inc. 7.75% 2015	1,425	1,375
Iron Mountain Inc. 6.625% 2016	1,250	1,125
Hughes Communications, Inc. 9.50% 2014	2,500	2,450
Freescale Semiconductor, Inc., Term Loan B, 2.07% 2013[3,4,7]	785	576
Freescale Semiconductor, Inc. 8.875% 2014	825	421
Freescale Semiconductor, Inc., Term Loan B, 12.50% 2014[3,7]	1,594	1,391
PCCW-HKT Capital No. 3 Ltd. 5.25% 2015[5]	2,555	2,296
PETRONAS Capital Ltd. 7.00% 2012[5]	2,050	2,266
Lafarge 6.50% 2016	2,450	2,256
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	2,125	2,247
Triad Automobile Receivables Trust, Series 2007-A, Class A-3, FSA insured, 5.28% 2012[3]	2,217	2,235
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-2, 5.234% 2023[3]	2,225	2,224
Express Scripts Inc. 5.25% 2012	2,080	2,150
Rouse Co. 6.75% 2013[5,9]	1,875	1,191
Rouse Co. 5.375% 2013[9]	1,500	953
American Express Co. 8.15% 2038	2,000	2,120
MetroPCS Wireless, Inc. 9.25% 2014[5]	1,125	1,119
MetroPCS Wireless, Inc. 9.25% 2014	1,000	999
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	2,075	2,094
Kimco Realty Corp. 5.304% 2011	450	441
Kimco Realty Corp. 6.00% 2012	875	829
Kimco Realty Corp., Series C, 5.783% 2016	550	466
Kimco Realty Corp. 5.70% 2017	415	345
Marks and Spencer Group PLC 6.25% 2017[5]	2,500	2,079
Northern Rock PLC 5.60% (undated)[4,5]	3,635	745
Northern Rock PLC 6.594% (undated)[4,5]	6,480	1,328
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 2043[3,4]	2,575	2,061
DynCorp International and DIV Capital Corp., Series B, 9.50% 2013	2,135	2,060
Developers Diversified Realty Corp. 5.375% 2012	2,450	1,657
Developers Diversified Realty Corp. 5.50% 2015	630	402
AES Corp. 7.75% 2015	2,200	2,057
ERP Operating LP 5.25% 2014	1,000	950
ERP Operating LP 6.584% 2015	1,085	1,077
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	2,000	2,016
New York Life Global Funding 4.65% 2013[5]	1,940	1,969
Allied Waste North America, Inc., Series B, 5.75% 2011	650	655
Allied Waste North America, Inc., Series B, 7.375% 2014	1,280	1,307
Royal Caribbean Cruises Ltd. 11.875% 2015	1,975	1,945
Mediacom LLC and Mediacom Capital Corp. 9.50% 2013	225	215
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	1,890	1,710
AES Panamá, SA 6.35% 2016[5]	2,000	1,898
Duane Reade Inc. 5.129% 2010[4]	1,250	1,166
Duane Reade Inc. 9.75% 2011	855	731
International Paper Co. 7.95% 2018	1,800	1,739
International Paper Co. 9.375% 2019	150	153
Banque Centrale de Tunisie 7.375% 2012	1,750	1,881
Charles Schwab Corp., Series A, 6.375% 2017	1,775	1,847
Hewlett-Packard Co. 5.50% 2018	1,750	1,843
CNA Financial Corp. 6.50% 2016	2,270	1,842
Warner Music Group 7.375% 2014	1,290	1,098
Warner Music Group 9.50% 2016[5]	725	725
CoBank ACB 1.229% 2022[4,5]	4,275	1,816
Qwest Capital Funding, Inc. 7.90% 2010	250	251
Qwest Capital Funding, Inc. 7.25% 2011	555	541
Qwest Corp. 7.875% 2011	575	578
Qwest Communications International Inc., Series B, 7.50% 2014	250	229
U S WEST Communications, Inc. 6.875% 2033	250	184
Nalco Co. 7.75% 2011	414	416
Nalco Co. 8.875% 2013	875	897
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 9.00% 2014	475	468
PTS Acquisition Corp. 9.50% 2015[4,6]	3,290	1,731
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 0.664% 2037[3,4]	4,966	1,728
TransDigm Inc. 7.75% 2014	1,800	1,719
Windstream Corp. 8.125% 2013	1,400	1,362
Windstream Corp. 8.625% 2016	300	289
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	1,895	1,630
Alabama Power Co., Series 2008-B, 5.80% 2013	1,500	1,627
J.P. Morgan Mortgage Trust, Series 2006-A7, Class 2-A-4, 5.791% 2037[3,4]	3,104	1,623
TEPPCO Partners LP 7.00% 2067[4]	2,155	1,622
VWR Funding, Inc. 10.25% 2015[4,6]	2,025	1,610
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[3,5]	1,776	1,607
SunTrust Banks, Inc. 5.25% 2012	1,085	1,107
SunTrust Banks, Inc. 6.00% 2017	540	490
Four Times Square Trust, Series 2000-4TS, Class C, 7.86% 2015[3,5]	1,500	1,577
Sealy Mattress Co. 8.25% 2014	1,880	1,556
Serena Software, Inc. 10.375% 2016	1,936	1,549
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 2015[3]	1,500	1,548
Smithfield Foods, Inc. 10.00% 2014[5]	750	744
Smithfield Foods, Inc. 7.75% 2017	1,075	787
Canadian Natural Resources Ltd. 5.70% 2017	1,500	1,519
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[3]	43	43
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[3]	10	10
United Air Lines, Inc., Term Loan B, 2.313% 2014[3,4,7]	1,008	591
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[3]	1,127	872
Paribas, New York Branch 6.95% 2013	1,100	1,146
BNP Paribas 4.80% 2015[5]	95	76
BNP Paribas 5.125% 2015[5]	290	272
Gulfstream Natural Gas 6.19% 2025[5]	1,670	1,482
Realogy Corp., Term Loan B, 4.177% 2013[3,4,7]	212	154
Realogy Corp., Letter of Credit, 3.37% 2013[3,4,7]	57	42
Realogy Corp. 10.50% 2014	2,275	995
Realogy Corp. 11.75% 2014[4,6]	869	278
Ingles Markets Inc. 8.875% 2017[5]	1,450	1,432
Colombia (Republic of) Global 10.375% 2033	484	643
Colombia (Republic of) Global 7.375% 2037	715	733
AEP Industries Inc. 7.875% 2013	1,510	1,372
Allstate Corp., Series B, 6.125% 2067[4]	1,830	1,363
Husky Energy Inc. 5.90% 2014	1,300	1,361
Drummond Co., Inc. 7.375% 2016[5]	1,850	1,360
Bear Stearns ALT-A Trust, Series 2005-9, Class II-6A-1, 5.76% 2035[3,4]	2,258	1,343
TNK-BP Finance SA 7.50% 2016[5]	1,500	1,286
HCA Inc., Term Loan B, 2.848% 2013[3,4,7]	1,210	1,096
HCA Inc. 8.50% 2019[5]	150	148
Education Management LLC and Education Management Finance Corp. 8.75% 2014	1,245	1,214
iStar Financial, Inc. 6.00% 2010	745	514
iStar Financial, Inc. 6.50% 2013	350	154
iStar Financial, Inc. 6.05% 2015	1,350	541
Jarden Corp. 8.00% 2016	1,250	1,197
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 2023[2,3,5]	1,836	1,194
DAE Aviation Holdings, Inc. 11.25% 2015[5]	1,990	1,164
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 2028[3]	1,250	1,162
B/E Aerospace 8.50% 2018	1,225	1,158
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.519% 2035[3,4]	1,234	762
CHL Mortgage Pass-Through Trust, Series 2006-HYB5, Class 3-A-1B, 5.90% 2036[3,4]	835	391
Symbion Inc. 11.75% 2015[4,6]	1,733	1,152
Northwest Airlines, Inc., Term Loan B, 4.10% 2013[3,4,7]	401	319
Northwest Airlines, Inc., Term Loan A, 2.35% 2018[3,4,7]	1,101	832
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.378% 2042[3,4]	1,250	1,147
Surgical Care Affiliates, Inc. 9.625% 2015[4,5,6]	800	620
Surgical Care Affiliates, Inc. 10.00% 2017[5]	700	490
Metals USA Holdings Corp. 8.208% 2012[4,6]	1,154	697
Metals USA, Inc. 11.125% 2015	500	413
Devon Energy Corp. 6.30% 2019	1,035	1,108
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033[3]	64	64
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038[3]	1,000	1,006
Host Hotels & Resorts LP 9.00% 2017[5]	1,075	1,029
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[2,3,5]	850	833
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[2,3,5]	200	196
Litigation Settlement Monetized Fee Trust I, Series 2001-1, Class A-2 10.98% 2031[2,3,5]	1,000	994
LBI Media, Inc. 8.50% 2017[5]	1,855	985
Kohl’s Corp. 7.25% 2029	545	560
Kohl’s Corp. 6.00% 2033	455	408
American Media Operation 9.00% 2013[5,6]	186	94
American Media Operation 14.00% 2013[4,5,6]	2,167	872
CWHEQ Home Equity Loan Trust, Series 2007-S1, Class A-6, MBIA insured, 5.693% 2036[3,4]	3,504	966
Fox Acquisition LLC, Term Loan B, 7.25% 2015[3,4,7]	522	380
Fox Acquisition LLC 13.375% 2016[5]	1,225	560
Chubb Corp. 6.375% 2067[4]	1,160	929
TuranAlem Finance BV 8.00% 2014	1,230	321
TuranAlem Finance BV 8.50% 2015	1,900	439
TuranAlem Finance BV, Series 8, 8.25% 2037	745	156
Hawker Beechcraft Acquisition Co., LLC 9.625% 2015[4,6]	1,730	735
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	225	117
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	150	64
Goodyear Tire & Rubber Co. 8.625% 2011	906	897
Gaylord Entertainment Co. 8.00% 2013	1,025	879
Kansas City Southern Railway Co. 13.00% 2013	800	862
Pinnacle Entertainment, Inc. 7.50% 2015	990	851
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.336% 2044[3,4]	1,000	822
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[3]	1,000	820
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[2,3,5]	475	449
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[2,3,5]	105	93
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[2,3,5]	105	92
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[2,3,5]	105	92
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 2036[2,3,5]	105	92
Nationwide Mutual Insurance Co. 8.25% 2031[5]	1,000	804
Canadian National Railway Co. 5.55% 2018	750	785
CIT Group Inc. 7.625% 2012[2]	1,095	777
Neiman Marcus Group, Inc. 9.75% 2015[4,6]	1,306	777
Argentina (Republic of) GDP-Linked 2035	21,000	777
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A-2B, 5.723% 2037[3,4]	2,050	764
Cinemark USA, Inc. 8.625% 2019[5]	750	744
Elizabeth Arden, Inc. 7.75% 2014	850	740
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[3,5]	750	732
RailAmerica Inc. 9.25% 2017[5]	750	728
TRW Automotive Inc. 7.00% 2014[5]	1,000	725
Vitamin Shoppe Industries Inc. 8.383% 2012[4]	750	722
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 2011[3]	691	703
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	780	690
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012[2]	750	683
Sensata Technologies BV 8.00% 2014[4]	1,370	680
Plastipak Holdings, Inc. 8.50% 2015[5]	750	676
Team Finance LLC and Health Finance Corp. 11.25% 2013	655	673
THL Buildco, Inc. 8.50% 2014	2,090	606
NTK Holdings Inc. 0%/10.75% 2014[3,8]	650	55
Alion Science and Technology Corp. 10.25% 2015	1,630	660
Fifth Third Capital Trust IV 6.50% 2067[4]	1,060	646
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020[3]	642	634
Radio One, Inc. 6.375% 2013	2,060	631
Cox Communications, Inc. 4.625% 2010	625	628
Enbridge Inc. 5.60% 2017	625	614
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[3]	550	519
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[3]	164	87
Viant Holdings Inc. 10.125% 2017[5]	693	547
BCAP LLC Trust, Series 2006-AA2, Class A-1, 0.484% 2037[3,4]	1,418	542
Irwin Home Equity, Series 2006-P1, Class 2-A4, AMBAC insured, 5.80% 2037[3,4,5]	1,000	529
Local T.V. Finance LLC, Term Loan B, 2.31% 2013[3,4,7]	279	177
Local T.V. Finance LLC 10.00% 2015[4,5,6]	1,990	348
Atlas Copco AB 5.60% 2017[5]	500	482
Liberty Media Corp. 8.25% 2030	650	451
Regal Cinemas Corp., Series B, 9.375% 2012	400	390
Catlin Insurance Ltd. 7.249% (undated)[4,5]	665	373
Esterline Technologies Corp. 6.625% 2017	400	368
Coventry Health Care, Inc. 6.30% 2014	415	366
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	375	343
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[3,4]	625	339
Banc of America Funding Trust, Series 2005-H, Class 9-A-1, 5.897% 2035[3,4]	673	323
CSC Holdings, Inc. 8.625% 2019[5]	325	320
Rockwood Specialties Group, Inc. 7.50% 2014	325	307
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034[3]	411	297
General Motors Acceptance Corp. 7.50% 2013[5]	167	131
General Motors Acceptance Corp. 8.00% 2018[5]	250	161
Hawaiian Telcom Communications, Inc. 9.75% 2013[9]	1,060	16
Hawaiian Telcom Communications, Inc. 8.765% 2013[4,9]	90	1
Hawaiian Telcom Communications, Inc., Term Loan C, 4.75% 2014[3,4,6,7]	426	257
Sierra Pacific Resources 8.625% 2014	250	248
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031[3]	314	236
RSC Holdings III, LLC, Second Lien Term Loan B, 4.67% 2013[3,4,7]	279	214
Lazard Group LLC 7.125% 2015	200	184
E*TRADE Financial Corp. 7.875% 2015	230	183
WDAC Intermediate Corp. 8.375% 2014[5]	775	171
Iraq (Republic of) 5.80% 2028[3,5]	250	164
Cooper-Standard Automotive Inc. 7.00% 2012[9]	250	50
Cooper-Standard Automotive Inc. 8.375% 2014[9]	1,225	80
Pemex Project Funding Master Trust 9.125% 2010	110	119
Dex Media, Inc., Series B, 8.00% 2013[9]	750	116
Jefferson Smurfit Corp. (U.S.) 8.25% 2012[9]	265	101
Jefferson Smurfit Corp. (U.S.) 7.50% 2013[9]	35	13
Home Equity Mortgage Trust, Series 2006-2, Class 1A-1, 5.367% 2036[3,4]	324	55
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 2037[3,4]	418	54
Carmike Cinemas, Inc., Delayed Draw, Term Loan, 5.19% 2012[3,4,7]	107	100
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037[3]	98	98
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.346% 2027[3,4,5]	72	51
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[3,5]	52	27
Atrium Companies, Inc. 15.00% 2012[5,6]	786	20
Standard Pacific Corp. 6.25% 2014	25	18
Young Broadcasting Inc. 10.00% 2011[9]	2,695	7
Delphi Corp. 6.50% 2013[9]	240	4
		3,234,489

Total bonds & notes (cost: $8,205,163,000)		8,224,545

Preferred securities — 0.67%	Shares

U.S. DOLLARS — 0.48%
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[4,5]	8,800,000	8,485
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[4,5]	9,155,000	6,690
Banco Bilbao Vizcaya Argentaria, SA, 5.919%[4]	8,320,000	4,915
BNP Paribas Capital Trust 9.003% noncumulative trust[4,5]	685,000	579
BNP Paribas 7.195%[4,5]	5,300,000	3,878
Barclays Bank PLC 7.434%[4,5]	2,910,000	1,952
Barclays Bank PLC 6.86%[4,5]	3,005,000	1,807
Société Générale 5.922%[4,5]	4,880,000	3,030
PNC Preferred Funding Trust I 6.517%[4,5]	1,600,000	864
PNC Preferred Funding Trust III 8.70%[4,5]	2,100,000	1,726
JPMorgan Chase & Co., Series I, 7.90%[4]	2,700,000	2,369
Royal Bank of Scotland Group PLC, Series U, 7.64%[4]	3,400,000	1,379
AXA SA, Series B, 6.379%[4,5]	2,035,000	1,306
SMFG Preferred Capital USD 1 Ltd. 6.078%[4,5]	910,000	732
QBE Capital Funding II LP 6.797%[4,5]	750,000	556
Wells Fargo Capital XV 9.75%[4]	460,000	445
Fannie Mae, Series O, 7.00%[4,5]	94,253	170
Freddie Mac, Series Z, 8.375%[10]	91,700	107
		40,990

EUROS — 0.14%
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative[4]	19,250,000	9,044
HVB Funding Trust VIII 7.055%[4]	3,750,000	2,366
SG Capital Trust I 7.875% noncumulative trust[4]	1,000,000	1,108
		12,518

BRITISH POUNDS — 0.05%
Barclays Bank PLC 14.00%[4]	2,000,000	3,774
SMFG Preferred Capital GBP 1 Ltd. 6.164%[4]	990,000	1,106
		4,880

Total preferred securities (cost: $77,770,000)		58,388

		Value
Common stocks — 0.00%	Shares	(000)

U.S. DOLLARS — 0.00%
American Media Operations, Inc.[2,5,10]	39,729	US$ —*

MISCELLANEOUS — 0.00%
Other common stocks in initial period of acquisition		184

Total common stocks (cost: $59,000)		184

Warrants — 0.00%

U.S. DOLLARS — 0.00%
GT Group Telecom Inc., warrants, expire 2010[2,5,10]	1,000	—	*
Atrium Corp., warrants, expire 2018[2,5,10]	367	—	*

Total warrants (cost: $52,000)		—	*

	Principal amount
Short-term securities — 3.59%	(000)

Freddie Mac 0.18%–0.24% due 8/17–9/28/2009	US$72,000	71,969
Federal Home Loan Bank 0.17%–0.56% due 8/6–10/30/2009	37,400	37,382
General Electric Capital Corp. 0.15% due 7/1/2009	33,800	33,800
Abbott Laboratories 0.22% due 7/22/2009[5]	32,100	32,098
Société Générale North America, Inc. 0.65% due 7/20/2009	30,600	30,592
Fannie Mae 0.17% due 7/13/2009	25,100	25,099
Procter & Gamble International Funding S.C.A. 0.17% due 7/7/2009[5]	23,000	22,999
ING (U.S.) Funding LLC 0.23% due 7/7/2009	21,100	21,099
U.S. Treasury Bill 0.39% due 8/6/2009	20,000	19,997
Denmark (Kingdom of) 0.22% due 9/18/2009	10,000	9,992
Canada Bill 0.25% due 8/20/2009	8,400	8,398

Total short-term securities (cost: $313,415,000)		313,425

Total investment securities (cost: $8,596,459,000)		8,596,542
Other assets less liabilities		125,351

Net assets		US$8,721,893

*Amount less than one thousand.

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Index-linked bond whose principal amount moves with a government retail price index.
[2]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $477,400,000, which represented 5.47% of the net assets of the fund.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically.
[5]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $542,763,000, which represented 6.22% of the net assets of the fund.

[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[7]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $14,767,000, which represented .17% of the net assets of the fund.

[8]	Step bond; coupon rate will increase at a later date.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Security did not produce income during the last 12 months.

Security valuation

Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of
June 30, 2009 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds & notes:
Euros	$—	$2,613,897	$—	$2,613,897
Japanese yen	—	698,865	—	698,865
British pounds	—	332,734	—	332,734
Mexican pesos	—	184,626	—	184,626
Danish kroner	—	155,349	—	155,349
Australian dollars	—	150,758	—	150,758
Swedish kronor	—	148,231	—	148,231
Polish zloty	—	122,019	—	122,019
South Korean won	—	117,126	—	117,126
U.S. dollars	—	3,223,364	11,125	3,234,489
Other	—	466,451	—	466,451
Preferred securities	—	58,388	—	58,388
Common stocks	184	—	—	184
Short-term securities	—	313,425	—	313,425
Total	$184	$8,585,233	$11,125	$8,596,542

	Level 1	Level 2	Level 3	Total
Forward currency contracts*	$—	$(4,443)	$—	$(4,443)

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended June 30, 2009
(dollars in thousands):

	Beginning value at 10/1/2008	Net sales	Net realized loss	Net unrealized appreciation	Net transfers into Level 3	Ending value at 6/30/2009
Investment securities	$—	$(1,075)	$(971)	$1,351	$11,820	$11,125

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2009 (dollars in thousands):						$366

* Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$277,555
Gross unrealized depreciation on investment securities	(294,382)
Net unrealized depreciation on investment securities	(16,827)
Cost of investment securities for federal income tax purposes	8,613,369

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-931-0809O-S21444

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD BOND FUND, INC.

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and Principal Executive Officer

Date: August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and Principal Executive Officer

Date: August 28, 2009

By /s/ M. Susan Gupton
M. Susan Gupton, Treasurer and Principal Financial Officer

Date: August 28, 2009